Mining concessions, development costs, property, plant and equipment, net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		$ 1,960,025		$ 1,747,624
Balance as of December		1,949,555		1,960,025
Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		3,501,216		3,021,340
Additions		277,824		408,898
Disposals		(18,056)		(7,323)
Sales		(122,906)		(3,354)
Reclassifications of assets held for sale				78,660
Reclassifications and transfers		(41,736)		2,995
Balance as of December		3,596,342		3,501,216
Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		1,510,809		1,262,461
Additions		222,495		195,533
Disposals		(3,043)		(5,688)
Sales		(101,259)		(1,223)
Reclassifications of assets held for sale				60,846
Reclassifications and transfers		(17,020)		(1,120)
Balance as of December		1,611,982		1,510,809
Accumulated impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		30,382		11,255
Additions		21,620		0
Disposals		0		0
Sales		(17,197)		0
Reclassifications of assets held for sale				19,127
Reclassifications and transfers		0		0
Balance as of December		34,805		30,382
Land [member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		22,958		22,454
Additions		0		162
Disposals		0		0
Sales		0		(6)
Reclassifications of assets held for sale				78
Reclassifications and transfers		(268)		270
Balance as of December		22,690		22,958
Mining concessions [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Reclassifications of assets held for sale				0
Reclassifications and transfers				0
Mining concessions [Member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		198,009		198,009
Additions		2		0
Disposals		0		0
Sales		(15,000)		0
Reclassifications of assets held for sale				0
Reclassifications and transfers		(31,138)		0
Balance as of December		151,873		198,009
Mining concessions [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		77,466		77,450
Additions		8		16
Disposals		0		0
Sales		(13,845)		0
Reclassifications and transfers		(23,390)
Balance as of December		40,239		77,466
Development costs [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Reclassifications of assets held for sale				25,596
Reclassifications and transfers				(1,396)
Development costs [Member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		652,392		541,763
Additions		69,335		82,865
Disposals		0		0
Sales		(10,107)		0
Reclassifications of assets held for sale				31,192
Reclassifications and transfers		431		(3,428)
Balance as of December		712,051		652,392
Development costs [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		241,636		199,211
Additions		30,886		18,225
Disposals		0		0
Sales		(7,910)		0
Reclassifications and transfers		(241)
Balance as of December		264,371		241,636
Development costs [Member] | Accumulated impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		9,487		3,803
Additions		2,864		0
Disposals		0		0
Sales		(2,198)		0
Reclassifications of assets held for sale				5,684
Reclassifications and transfers		0		0
Balance as of December		10,153		9,487
Buildings [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Reclassifications of assets held for sale				8,598
Reclassifications and transfers				598
Buildings [member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		1,109,167		1,018,956
Additions		835		581
Disposals		(387)		0
Sales		(28,751)		(20)
Reclassifications of assets held for sale				10,458
Reclassifications and transfers		198,387		79,192
Balance as of December		1,279,251		1,109,167
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		455,678		381,441
Additions		73,314		65,050
Disposals		(115)		0
Sales		(28,208)		(9)
Reclassifications and transfers		6,168
Balance as of December		506,837		455,678
Machinery [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Reclassifications of assets held for sale				6,640
Reclassifications and transfers				(68)
Machinery [member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		986,032		827,225
Additions		2,579		46,152
Disposals		(3,749)		(6,569)
Sales		(50,097)		(2,844)
Reclassifications of assets held for sale				9,425
Reclassifications and transfers		(5,742)		112,643
Balance as of December		929,023		986,032
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		558,061		475,941
Additions		74,744		81,753
Disposals		(2,662)		(5,378)
Sales		(41,595)		(827)
Reclassifications and transfers		(6,099)
Balance as of December		582,449		558,061
Transportation units [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Reclassifications and transfers				14
Transportation units [member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		10,416		10,649
Additions		11		174
Disposals		(190)		(341)
Sales		(1,079)		(396)
Reclassifications of assets held for sale				357
Reclassifications and transfers		788		(27)
Balance as of December		9,946		10,416
Transportation units [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		8,792		7,932
Additions		837		1,103
Disposals		(114)		(250)
Sales		(1,057)		(365)
Reclassifications of assets held for sale				358
Reclassifications and transfers		(68)
Balance as of December		8,390		8,792
Fixtures and fittings [member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		14,047		13,429
Additions		31		89
Disposals		(157)		(61)
Sales		(487)		(88)
Reclassifications of assets held for sale				359
Reclassifications and transfers		468		319
Balance as of December		13,902		14,047
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		9,172		7,577
Additions		1,109		1,156
Disposals		(152)		(60)
Sales		(236)		(22)
Reclassifications of assets held for sale				319
Reclassifications and transfers		(13)		202
Balance as of December		9,880		9,172
Units in transit [Member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		30,051		26,291
Additions		2,822		15,797
Disposals		0		0
Sales		0		0
Reclassifications of assets held for sale				0
Reclassifications and transfers		(28,124)		(12,037)
Balance as of December		4,749		30,051
Construction in progress [member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		105,788		68,123
Additions		173,333		210,915
Disposals		0		(352)
Sales		(190)		0
Reclassifications of assets held for sale				1,037
Reclassifications and transfers		(177,809)		(173,935)
Balance as of December		101,122		105,788
Stripping activity asset [Member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		18,729		12,916
Additions		16,343		5,813
Disposals		0		0
Sales		0		0
Reclassifications of assets held for sale	[1]			0
Reclassifications and transfers		6,623		(2)	[1]
Balance as of December		41,695		18,729
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance	[1]	124,467		106,838
Additions	[1]	18,282		17,631
Disposals	[1]	(13,573)		0
Sales	[1]	0		0
Reclassifications of assets held for sale				0
Reclassifications and transfers		1,271	[1]	0
Balance as of December	[1]	130,447		124,467
Mine closure costs [Member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		247,889		187,603
Additions		10,594		34,532
Disposals		0		0
Sales		(17,195)		0
Reclassifications of assets held for sale				25,754
Reclassifications and transfers		0		0
Balance as of December		241,288		247,889
Mine closure costs [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		141,275		99,993
Additions		25,254		22,417
Disposals		0		0
Sales		(8,408)		0
Reclassifications of assets held for sale				19,335
Reclassifications and transfers		0		(470)
Balance as of December		158,121		141,275
Mine closure costs [Member] | Accumulated impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		10,990		4,080
Additions		17,916		0
Disposals		0		0
Sales		(8,785)		0
Reclassifications of assets held for sale				6,910
Reclassifications and transfers		0		0
Balance as of December		$ 20,121		$ 10,990

[1]	In mid-2016, a landslide occurred in the west wall of the Tajo Norte; consequently, it was decided not to mine this area due to stability and operational design issues. According to the distribution of reserves, this area (Phase 10) contained 5.5 MT of ore and 9.2 MT of waste valued at US$13,573,000, which were withdrawn from the reserves.